Derivative Liabilities (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of derivative liabilities fair value measured on a recurring basis (Textual)
Derivative liabilities	$ 775,596	$ 0
Quoted prices in active markets (Level 1)
Summary of derivative liabilities fair value measured on a recurring basis (Textual)
Derivative liabilities
Significant other observable inputs (Level 2)
Summary of derivative liabilities fair value measured on a recurring basis (Textual)
Derivative liabilities
Significant unobservable inputs (Level 3)
Summary of derivative liabilities fair value measured on a recurring basis (Textual)
Derivative liabilities	$ 775,596